Touchstone International Value Fund Expense Example - Touchstone International Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,207
Expense Example, with Redemption, 10 Years	2,065
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,528
Expense Example, with Redemption, 10 Years	3,350
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,395
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,518
Expense Example, with Redemption, 10 Years	$ 3,456